SCHEDULE OF OTHER NON-CURRENT ASSETS (Details)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 HKD ($)	Dec. 31, 2024 HKD ($)
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Deposit for admission fee		$ 50,000	$ 50,000
Deposit for compensation fund		93,124	93,124
Deposit for fidelity fund		50,000	50,000
Deposit for guarantee fund		50,000	50,000
Deposit for stamp duty		5,000	5,000
Deposit for leased asset		631,260	631,260
Other non-current assets	$ 113,440	$ 879,384	$ 879,384